Note 2 - Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2016 USD ($)
Ship Owning Crew Contract Term	270 days
Number of Reportable Segments	1
Deferred Charges, Net, Presented as a Contra Account to Related Debt Liability [Member]
Current Period Reclassification Adjustment	$ 440,273
Deferred Charges, Net, Presented as a Contra Account to Related Debt Liability [Member] | December 31, 2015 [Member]
Prior Period Reclassification Adjustment	$ 282,572
Minimum [Member] | Vessels [Member]
Property, Plant and Equipment, Useful Life	25 years